FINANCING AND LOANS - Legal Action Changes in the ADA for financing and loans granted (Details) - Loans and receivables - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
Beginning balance	R$ 268,920	R$ 258,338	R$ 241,047
(+) Constitution	407,734	36,024	20,521
(-) Reversals	(369,000)	(25,442)	(3,230)
Ending balance	R$ 307,654	R$ 268,920	R$ 258,338